Federated Index Trust

Federated Max-Cap Index Fund

Class C Shares (MXCCX)
Class R Shares (FMXKX)
Institutional Shares (FISPX)
Service Shares (FMXSX)

Federated Mid-Cap Index Fund

Institutional Shares (FMCRX)
Service Shares (FMDCX)

SUPPLEMENT TO SUMMARY PROSPECTUSES datED December 31, 2011 and January 4, 2012

Federated Index Trust has terminated its subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock” or “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser of Federated Max-Cap Index Fund and Federated Mid-Cap Index Fund (the “Funds”). The termination is effective on or about June 30, 2012. Federated Equity Management Company of Pennsylvania, the Funds' current Investment Manager, will assume daily management of the Funds' assets at that time. Accordingly, please remove all references to “BlackRock” and change all references of “Sub-Adviser” to “Manager” throughout the prospectuses.

1. With respect to Federated Max-Cap Index Fund only please delete the first paragraph of the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:

“The Fund normally invests its assets primarily in common stocks included in the Standard & Poor's 500 Index. The Index is a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Under normal circumstances, the Manager will also use enhanced management techniques as further described in the Prospectus in an attempt to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. The Manager's principal enhanced technique will be to slightly over or under-weight positions in a limited number of securities within the Index based upon the Manager's quantitative analysis of the securities. The Fund may invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts), hybrid instruments or convertible securities to implement its investment strategies as more fully described in the Prospectus.”

2. With respect to Federated Mid-Cap Index Fund only please delete the first paragraph of the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:

“The Fund normally invests its assets primarily in common stocks included in the Standard & Poor's MidCap 400 Index (S&P 400). The S&P 400 is a broad-based market capitalization-weighted index of common stocks representing all major industries in the mid range of the U.S. stock market. Under normal circumstances, the Manager will also use enhanced management techniques as further described in the Prospectus in an attempt to improve the performance of its portfolio relative to the S&P 400 to compensate for Fund expenses and tracking error. The Manager's principal enhanced technique will be to slightly over or under-weight positions in a limited number of securities within the S&P 400 based upon the Manager's quantitative analysis of the securities. The Fund may invest in derivatives contracts (such as, for example, futures contracts, option contracts and swap contracts), hybrid instruments or convertible securities to implement its investment strategies as more fully described in the Prospectus.”

3. Please delete the section entitled “Fund Management” and replace with the following:

“The Fund's Investment Manager is Federated Equity Management Company of Pennsylvania.

Ian L. Miller, Portfolio Manager, has been the Fund's portfolio manager since July 2012.”

May 23, 2012

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451194 (5/12)

1

Federated Index Trust

Federated Max-Cap Index Fund

Class C Shares (MXCCX)
Class R Shares (FMXKX)
Institutional Shares (FISPX)
Service Shares (FMXSX)

Federated Mid-Cap Index Fund

Institutional Shares (FMCRX)
Service Shares (FMDCX)

SUPPLEMENT TO PROSPECTUSES datED December 31, 2011 and January 4, 2012

Federated Index Trust has terminated its subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock” or “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser of Federated Max-Cap Index Fund and Federated Mid-Cap Index Fund (the “Funds”). The termination is effective on or about June 30, 2012. Federated Equity Management Company of Pennsylvania, the Funds' current Investment Manager, will assume daily management of the Funds' assets at that time. Accordingly, please remove all references to “BlackRock” and change all references of “Sub-Adviser” to “Manager” throughout the prospectuses.

1. With respect to Federated Max-Cap Index Fund only please delete the first paragraph of the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:

“The Fund normally invests its assets primarily in common stocks included in the Standard & Poor's 500 Index. The Index is a broad-based market index that measures the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Under normal circumstances, the Manager will also use enhanced management techniques as further described in the Prospectus in an attempt to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. The Manager's principal enhanced technique will be to slightly over or under-weight positions in a limited number of securities within the Index based upon the Manager's quantitative analysis of the securities. The Fund may invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts), hybrid instruments or convertible securities to implement its investment strategies as more fully described in the Prospectus.”

2. With respect to Federated Mid-Cap Index Fund only please delete the first paragraph of the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:

“The Fund normally invests its assets primarily in common stocks included in the Standard & Poor's MidCap 400 Index (S&P 400). The S&P 400 is a broad-based market capitalization-weighted index of common stocks representing all major industries in the mid range of the U.S. stock market. Under normal circumstances, the Manager will also use enhanced management techniques as further described in the Prospectus in an attempt to improve the performance of its portfolio relative to the S&P 400 to compensate for Fund expenses and tracking error. The Manager's principal enhanced technique will be to slightly over or under-weight positions in a limited number of securities within the S&P 400 based upon the Manager's quantitative analysis of the securities. The Fund may invest in derivatives contracts (such as, for example, futures contracts, option contracts and swap contracts), hybrid instruments or convertible securities to implement its investment strategies as more fully described in the Prospectus.”

3. Please delete the section entitled “Fund Management” and replace with the following:

“The Fund's Investment Manager is Federated Equity Management Company of Pennsylvania.

Ian L. Miller, Portfolio Manager, has been the Fund's portfolio manager since July, 2012.”

4. With respect to Federated Max-Cap Index Fund only please delete the section entitled “What are the Fund's Investment Strategies?” and replace with the following:

“While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the principal strategies and policies described in this prospectus.

In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2011, the capitalization range of the issuers comprising the Index was $898.1 million to $396.3 billion. As of the same date, the weighted median market capitalization of the Fund was $47.3 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the performance of the Index (“tracking error”) by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund, before expenses, and that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio and any cash expected to be received upon the closing of pending acquisitions; (3) lending the Fund's securities to broker/dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of Index companies other than the share class included in the Index.

In addition the Manager, under normal circumstances, will use enhanced management techniques in an attempt to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. The Manager's principal enhanced technique will be to slightly over or underweight positions in a limited number of securities within the Index based upon the Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of strategies including events affecting the issuer (either positive or negative), valuation, price momentum, earnings surprises and seasonal patterns. The Fund may also sell covered call options and sell put options on the portion of the positions that are being over or underweighted or positions not replicated within the enhanced portion of the Fund. Additionally, the Manager may purchase substitutes for securities within the Index when the Manager believes such substitutes will closely track the performance of a security within the Index but offer better returns. Such substitutes include purchasing convertible bonds, buying different share classes of Index securities, buying Index securities on different exchanges, purchasing the securities of companies targeted for acquisition by a company within the Index or purchasing non-Index securities that are included on an index with a comparable style and capitalization (this may include buying and selling non-Index securities to be included in an index after the announced change in the index). Finally, the Manager may invest in stocks not represented in the Index that are subject to pending cash acquisitions when the Manager believes the risk of the acquisitions failing to close is minimal and offers better returns than available cash instruments.

Because the Fund refers to index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.”

5. With respect to Federated Mid-Cap Index Fund only please delete the section entitled “What are the Fund's Main Investment Strategies?” and replace with the following:

“While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the principal strategies and policies described in this Prospectus.

In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the S&P 400. As of November 30, 2011, the capitalization range of the issuers comprising the S&P 400 was $420.2 million to $9.9 billion. As of the same date, the weighted median market capitalization of the Fund was $3.4 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the performance of the S&P 400 (“tracking error”) by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the S&P 400. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund, before expenses, and that of the S&P 400. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the S&P 400 but before or after the effective date of the changes; (2) purchasing S&P 400 futures contracts in amounts approximating the cash held in the Fund's portfolio and any cash expected to be received upon the closing of pending acquisitions; (3) lending the Fund's securities to broker/dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of S&P 400 companies other than the share classes included in the S&P 400.

In addition the Manager, under normal circumstances, will use enhanced management techniques in an attempt to improve the performance of its portfolio relative to the S&P 400 to compensate for Fund expenses and tracking error. The Manager's principal enhanced technique will be to slightly over or underweight positions in a limited number of securities within the S&P 400 based upon the Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of strategies including events affecting the issuer (either positive or negative), valuation, price momentum, earnings surprises and seasonal patterns. The Fund may also sell covered call options and sell put options on the portion of the positions that are being over or underweighted or positions not replicated within the enhanced portion of the Fund. Additionally, the Manager may purchase substitutes for securities within the S&P 400 when the Manager believes such substitutes will closely track the performance of a security within the S&P 400 but offer better returns. Such substitutes include purchasing convertible bonds, buying different share classes of S&P 400 securities, buying S&P 400 securities on different exchanges, purchasing the securities of companies targeted for acquisition by a company within the S&P 400 or purchasing non- S&P 400 securities that are included on an index with a comparable style and capitalization (this may include buying and selling non- S&P 400 securities to be included in an index after the announced change in the index). Finally, the Manager may invest in stocks not represented in the S&P 400 that are subject to pending cash acquisitions when the Manager believes the risk of the acquisitions failing to close is minimal and offers better returns than available cash instruments.

Because the Fund refers to index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.”

6. Please delete the section entitled “Who Manages the Fund?” through the sub-section entitled “Portfolio Management Information” and replace with the following:

“The Board governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Adviser and not by the Fund. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager and other subsidiaries of Federated advise approximately 134 equity, fixed-income, and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies, and customized separately managed accounts (including non-U.S/offshore funds), which totaled approximately $369.7 billion in assets as of December 31, 2011. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,352 employees. Federated provides investment products to approximately 4,700 investment professionals and institutions.

The Manager advises approximately 20 equity mutual funds (including sub-advised funds) which totaled approximately $15.9 billion in assets as of December 31, 2011.

Portfolio Management Information

Ian L. Miller, Portfolio Manager, has been the Fund's portfolio manager since July, 2012. Mr. Miller joined Federated in January 2006 as a Quantitative Analyst. Mr. Miller earned a B.S. in Molecular Biology from Clarion University and an M.S. in Biotechnology from The John Hopkins University.

The Fund's SAI provides additional information about the Portfolio Manager‘s compensation, management of other accounts, and ownership of securities in the Fund.”

May 23, 2012

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451200 (5/12)

Federated Index Trust

Federated Max-Cap Index Fund

Class C Shares (MXCCX)
Class R Shares (FMXKX)
Institutional Shares (FISPX)
Service Shares (FMXSX)

Federated Mid-Cap Index Fund

Institutional Shares (FMCRX)
Service Shares (FMDCX)

SUPPLEMENT TO Statements of Additional Information datED December 31, 2011 and January 4, 2012

Federated Index Trust has terminated its subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock” or “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser of Federated Max-Cap Index Fund and Federated Mid-Cap Index Fund (the “Funds”). The termination is effective on or about June 30, 2012. Federated Equity Management Company of Pennsylvania, the Funds’ current Investment Manager, will assume daily management of the Funds’ assets at that time. Accordingly, please remove all references to “BlackRock” and change all references of “Sub-Adviser” to “Manager” throughout the Statements of Additional Information.

1. Please delete the section entitled “Investment Manager” and replace with the following:

“Investment Manager

The Manager conducts investment research and makes investment decisions for the Fund.

The Manager is a wholly owned subsidiary of Federated.

The Manager shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

Portfolio Manager Information

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research or “soft dollars”). The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The following information about the Fund’s Portfolio Manager is provided as of April 30, 2012.

Types of Accounts Managed by Ian L. Miller	Total Number of Additional Accounts Managed/ Total Assets*
Registered Investment Companies	0/0$
Other Pooled Investment Vehicles	0/0$
Other Accounts	0/0$
*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in Federated Max-Cap Index Fund: $10,001-$50,000.

Dollar value range of shares owned in Federated Mid-Cap Index Fund: None.

Ian Miller is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

The IPP score will primarily be determined by the investment product performance of another group of accounts for which Mr. Miller provides research and analytical support, measured vs. product-specific benchmarks and peer groups on a rolling one-, three- and five-calendar year gross total return basis. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. For purposes of calculating the annual incentive amount, each Fund or account is categorized into one of three IPP groups. Within each performance measurement period, IPP is calculated as a weighted average of each included account managed by the portfolio manager or for which he provides research and analytical support. A portion of the IPP score may also be determined by management’s qualitative assessment of the portfolio manager’s performance relative to the investment management of the Fund. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to Fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.”

2. Please delete the “Sub-Adviser” information from the Address page.

May 23, 2012

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q451195 (5/12)

1